RELATED PARTY TRANSACTIONS - Narrative (Details) - Related party - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party expenses	$ 4,797	$ 4,420	$ 4,560
Related party revenue	21	311	28
Front Ocean Management AS
Related Party Transaction [Line Items]
Related party expenses	506	400	226
Front Ocean Management AS | Advisory and support services
Related Party Transaction [Line Items]
Related party expenses	800	700	500
Frontline (Management) Cyprus Ltd
Related Party Transaction [Line Items]
Related party expenses	144	0	0
Related party revenue	0	0	10
Frontline (Management) Cyprus Ltd | Technical management and support services
Related Party Transaction [Line Items]
Related party expenses	300	100	300
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party expenses	157	115	225
Seatankers Management Co. Ltd | Advisory and support services
Related Party Transaction [Line Items]
Related party expenses	200	100	200
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party expenses	3,589	3,435	3,489
Flex LNG Fleet Management AS | Technical management and support services
Related Party Transaction [Line Items]
Related party expenses	$ 3,600	$ 3,400	$ 3,500